Significant Accounting Policies (Policies)			9 Months Ended	12 Months Ended
	Sep. 30, 2021	Jul. 01, 2021	Sep. 30, 2021	Dec. 31, 2020
Basis of Presentation

Basis of Presentation — The balance sheets have been prepared in accordance with accounting principles generally accepted in the United States of America. Separate statements of operations, changes in stockholder’s equity and cash flows have not been presented in the financial statements because there have been no activities since incorporation.

Basis of Presentation — The balance sheet has been prepared in accordance with accounting principles generally accepted in the United States of America. Separate statements of operations, changes in stockholder’s equity and cash flows have not been presented in the financial statements because there have been no activities since incorporation.

Use of Estimates

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet. Actual results could differ from those estimates.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet. Actual results could differ from those estimates.

Vacasa Holdings LLC
Basis of Presentation

Basis of Presentation

The accompanying interim Condensed Consolidated Financial Statements include the accounts of Vacasa Holdings LLC and subsidiaries ("Vacasa" or the "Company"). All significant intercompany balances and transactions were eliminated. The Condensed Consolidated Balance Sheet as of December 31, 2020 is derived from the Company’s annual audited Consolidated Financial Statements for the fiscal year ended December 31, 2020, included in the Company’s final proxy statement/prospectus filed with the SEC pursuant to Rule 424(b)(3) on November 10, 2021, which should be read in conjunction with these Condensed Consolidated Financial Statements. These Condensed Consolidated Financial Statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC"). Certain information in footnote disclosures normally included in annual financial statements was condensed or omitted for the interim periods presented in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In the opinion of management, the interim data includes all adjustments, consisting of normal recurring adjustments, necessary for a fair statement of the results for the interim periods. The interim results of operations and cash flows are not necessarily indicative of those results and cash flows expected for the year.

Basis of Presentation

The accompanying consolidated financial statements include the accounts of Vacasa Holdings LLC and its wholly-owned subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Intercompany transactions and balances have been eliminated in consolidation for all periods presented.

Reorganization Transaction

Reorganization Transaction

The Company began operations in 2009 through its wholly owned subsidiary Vacasa LLC, an Oregon limited liability company. In August 2017, Vacasa LLC was converted to a Delaware limited liability company. On May 20, 2020, Vacasa Holdings LLC, a Delaware limited liability company, was formed. On May 21, 2020, Vacasa LLC, as initial sole member of the Company, pursuant to a Plan of Merger agreement, completed a reorganization of its legal entity structure whereby the existing equity holders of Vacasa LLC, exchanged their ownership interests in Vacasa LLC for proportionate ownership interests in Vacasa Holdings LLC. As a result, Vacasa Holdings LLC became the parent company of Vacasa LLC and its subsidiaries (the "Reorganization"). Prior to the Reorganization, all of the assets and operations of Vacasa Holdings LLC were those of its subsidiary, Vacasa LLC. The Reorganization was accounted for as a transaction between entities under common control, and accordingly, there was no change in the basis of the underlying assets and liabilities. The condensed consolidated financial statements are reflective of the changes that occurred as a result of the Reorganization. Prior to May 21, 2020, the condensed consolidated financial statements of the Company reflect the net assets and operations of Vacasa LLC.

Reorganization Transaction

The Company began operations in 2009 through its wholly owned subsidiary Vacasa LLC, an Oregon limited liability company. In August 2017, Vacasa LLC was converted to a Delaware limited liability company. On May 20, 2020, Vacasa Holdings LLC, a Delaware limited liability company, was formed. On May 21, 2020, Vacasa LLC, as initial sole member of the Company, pursuant to a Plan of Merger agreement, completed a reorganization of its legal entity structure whereby the existing equity holders of Vacasa LLC, exchanged their ownership interests in Vacasa LLC for proportionate ownership interests in Vacasa Holdings LLC. As a result, Vacasa Holdings LLC became the parent company of Vacasa LLC and its subsidiaries (the “Reorganization”). Prior to the Reorganization, all of the assets and operations of Vacasa Holdings LLC were those of its subsidiary, Vacasa LLC. The Reorganization was accounted for as a transaction between entities under common control, and accordingly, there was no change in the basis of the underlying assets and liabilities. The consolidated financial statements are reflective of the changes that occurred as a result of the Reorganization. Prior to May 21, 2020, the consolidated financial statements of the Company reflect the net assets and operations of Vacasa LLC.

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the amounts of revenue and expenses during the reporting period. Significant estimates and assumptions reflected in the condensed consolidated financial statements include, but are not limited to, the useful lives of property and equipment and intangibles assets, allowance for doubtful accounts, valuation of assets acquired and liabilities assumed in business acquisitions and related contingent consideration, valuation of warrants, valuation of redeemable convertible preferred units, equity-based compensation, and evaluation of recoverability of long-lived assets. Actual results may differ materially from such estimates. Management believes that the estimates, and judgments upon which they rely, are reasonable based upon information available to them at the time that these estimates and judgments are made. To the extent that there are material differences between these estimates and actual results, the Company’s condensed consolidated financial statements will be affected.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the amounts of sales and expenses during the reporting period. Significant estimates and assumptions reflected in the consolidated financial statements include, but are not limited to, the useful lives of property and equipment and intangibles assets, allowance for doubtful accounts, valuation of assets acquired and liabilities assumed in business acquisitions and related contingent consideration, valuation of warrants, valuation of redeemable convertible preferred units, equity-based compensation, and evaluation of recoverability of long-lived assets. Actual results may differ materially from such estimates. Management believes that the estimates, and judgments upon which they rely, are reasonable based upon information available to them at the time that these estimates and judgments are made. To the extent that there are material differences between these estimates and actual results, the Company’s consolidated financial statements will be affected.

COVID19 Impacts

COVID-19 Impacts

In December 2019, a novel strain of coronavirus disease (“COVID-19”) was reported and in March 2020, the World Health Organization characterized COVID-19 as a global pandemic. The COVID-19 pandemic has forced international, federal, state, and local governments to enforce prohibitions of non-essential activities. Beginning at the end of the Company’s first quarter of 2020, the Company experienced a significant decline in revenue resulting from a decrease in bookings and an increase in cancellations, which in turn impacted nights sold. Due to the impact that the reduction in bookings initially had on its financial condition, $108.1 million of Senior Secured Convertible Notes were issued to provide for liquidity and fund other general corporate initiatives. See additional information as described in Note 9  — Debt. The Company also took steps to mitigate the adverse impacts from the COVID-19 pandemic through cost reduction measures including lower discretionary and overhead spending, as well as temporary employee furloughs, which primarily occurred in the second quarter of fiscal 2020. In May 2020, the Company initiated an internal reorganization and reduction of its workforce, primarily in North America, resulting in the elimination of approximately 850 positions. During the three months ended September 30, 2020, there were no charges recorded as a result of these reductions. During the nine months ended September 30, 2020, charges recorded as a result of these reductions were $5.0 million, of which $1.5 million was recorded to operations and support, $1.2 million to sales & marketing, $1.1 million to general and administrative expenses, $1.0 million to technology and development, and $0.2 million to cost of revenue in the condensed consolidated statement of operations.

The Coronavirus Aid, Relief and Economic Security Act ("CARES Act") was signed into law on March 27, 2020. The Company analyzed the various income tax and non-income tax provisions of the CARES Act based on currently available technical guidance and determined that aside from an impact to the timing of cash flows, there is no material impact to the Company’s condensed consolidated financial statements. Specifically, as it relates to the Company, the CARES Act allows for deferred payment of the employer-paid portion of social security taxes through the end of 2020, with 50% due on December 31, 2021 and the remainder due on December 31, 2022. For the year ended December 31, 2020, the Company deferred approximately $7.6 million of the employer-paid portion of social security taxes. As of September 30, 2021 and December 31, 2020, the current portion of $3.8 million is included in accrued expenses and other current liabilities and the non-current portion of $3.8 million is included in other long-term liabilities on the condensed consolidated balance sheets. The Company will continue to assess the effect of the CARES Act and ongoing other government legislation related to the COVID-19 pandemic that may be issued.

The Canada Emergency Wage Subsidy (CEWS) was announced on March 27, 2020. Under this program, qualifying businesses can receive a subsidy for up to 75% of their employees’ wages, subject to certain limitations. For the three and nine months ended September 30, 2021, the Company received $0.4 million and $1.6 million, respectively, of wage subsidy from the Canadian government as part of the CEWS. For the three and nine months ended September 30, 2020, the Company received $0.7 million and $0.9 million, respectively, of wage subsidy from the Canadian government as part of the CEWS. These subsidies are included in operating costs and expenses in the condensed consolidated statement of operations.

COVID-19 Impacts

In December 2019, a novel strain of coronavirus disease (“COVID-19”) was reported and in March 2020, the World Health Organization characterized COVID-19 as a global pandemic. The COVID-19 pandemic has forced international, federal, state, and local governments to enforce prohibitions of non-essential activities. Beginning at the end of the Company’s first quarter of 2020, the Company experienced a significant decline in revenue resulting from a decrease in bookings and an increase in cancellations, which in turn impacted nights sold. Due to the impact that the reduction in bookings initially had on its financial condition, $108.1 million of Senior Secured Convertible Notes were issued to provide for liquidity and fund other general corporate initiatives. See additional information as described in Note 9 — Debt. The Company also took steps to mitigate the adverse impacts from the COVID-19 pandemic through cost reduction measures including lower discretionary and overhead spending, as well as temporary employee furloughs, which primarily occurred in the second quarter of fiscal 2020. In May 2020, the Company initiated an internal reorganization and reduction of the its workforce, primarily in North America, resulting in the elimination of approximately 850 positions. The charges recorded as a result of these reductions were $5.0 million, of which $1.5 million was recorded to operations and support, $1.2 million to sales & marketing, $1.1 million to general and administrative expenses, $1.0 million to technology and development, and $0.2 million to cost of revenue in the consolidated statement of operations.

The Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) was signed into law on March 27, 2020. The Company analyzed the various income tax and non-income tax provisions of the CARES Act based on currently available technical guidance and determined that aside from an impact to the timing of cash flows, there is no material impact to the Company’s consolidated financial statements. Specifically, as it relates to the Company, the CARES Act allows for deferred payment of the employer-paid portion of social security taxes through the end of 2020, with 50% due on December 31, 2021 and the remainder due on December 31, 2022. For the year ended December 31, 2020, the Company deferred approximately $7.6 million of the employer-paid portion of social security taxes. As of December 31, 2020, the current portion of $3.8 million is included in accrued expenses and other current liabilities and the non-current portion of $3.8 million is included in other long-term liabilities on the consolidated balance sheets. The Company will continue to assess the effect of the CARES Act and ongoing other government legislation related to the COVID-19 pandemic that may be issued.

The Canada Emergency Wage Subsidy (CEWS) was announced on March 27, 2020. Under this program, qualifying businesses can receive a subsidy for up to 75% of their employees’ wages, subject to certain limitations. For the year ended December 31, 2020, the Company received $1.7 million of wage subsidy from the Canadian government as part of the CEWS, which is included in operating costs and expenses in the consolidated statement of operations.

Exit from European and Latin America Operations

Exit from European and Latin America Operations

In addition to the specific responses to COVID-19 above, in the second half of the year ended December 31, 2020, the Company’s management made the decision to realign the Company’s business and strategic priorities which resulted in the wind-down of a significant portion of the Company’s international operations by December 31, 2020. While some of these activities continued into 2021, the majority of these actions were completed by December 31, 2020. As of December 31, 2020, the Company had accrued restructuring charges related to the internal reorganization and restructuring actions of $2.2 million, primarily consisting of accrued severance included in accrued expenses and other current liabilities on the condensed consolidated balance sheets. As of September 30, 2021, the accrued restructuring charges related to the internal reorganization and restructuring actions were not material.

Exit from European and Latin America Operations

In addition to the specific responses to COVID-19 above, in the second half of the year ended December 31, 2020, the Company’s management made the decision to realign the Company’s business and strategic priorities which resulted in the wind-down of a significant portion of the Company’s international operations by December 31, 2020. In connection with the wind-down, the Company recorded restructuring costs of $1.8 million, which primarily consisted of severance costs of $1.3 million and contract termination costs of $0.5 million. Of the total, $1.4 million was recorded to general and administrative expenses, $0.3 million to cost of revenue, and $0.2 million to operations and support in the consolidated statements of operations. While some of these activities are ongoing and are expected to be completed during 2021, the majority of these actions were completed by December 31, 2020. As of December 31, 2020, the Company had accrued restructuring charges related to the internal reorganization and restructuring actions of $2.2 million, primarily consisting of accrued severance included in accrued expenses and other current liabilities on the consolidated balance sheets.

Segments

Segments

Operating segments are defined as components of an entity for which discrete financial information is available and is regularly reviewed by the Chief Operating Decision Maker ("CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s Chief Executive Officer is the Company’s CODM. The CODM reviews financial information on a condensed consolidated basis for purposes of making operating decisions, allocating resources and evaluating financial performance. As such, the Company has determined that it operates one reportable segment.

The majority of the Company’s revenue is earned in the United States. The Company’s revenues earned outside of the United States did not exceed 10% of total revenues for the three and nine month periods ended September 30, 2021 and 2020, respectively. Long-lived assets by geographical location is based on the location of the legal entity that owns the asset. As of September 30, 2021 and December 31, 2020, the majority of the Company’s long-lived assets were located in the United States.

Segments

Operating segments are defined as components of an entity for which discrete financial information is available and is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s Chief Executive Officer is the Company’s CODM. The CODM reviews financial information on a consolidated basis for purposes of making operating decisions, allocating resources and evaluating financial performance. As such, the Company has determined that is operates one reportable segment.

The majority of the Company’s revenue is earned in the United States. The Company’s revenues earned outside of the United States did not exceed 10% of total revenues for the years ended December 31, 2020 and 2019, respectively. Long-lived assets by geographical location is based on the location of the legal entity that owns the asset. As of December 31, 2020, the majority of the Company’s long-lived assets were located in the United States.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents and Restricted Cash

Cash includes demand deposits with banks and financial institutions, as well as cash in transit from payment processors. Cash equivalents includes short-term, highly liquid securities, including money market funds and term deposit investments with maturities of 90 days or less when purchased and their carrying values approximate fair value due to their short-term nature. The Company generally places its cash, cash equivalents, and restricted cash with major financial institutions deemed to be of high-credit-quality in order to limit its credit exposure. The Company maintains its cash accounts with financial institutions where, at times, deposits exceed federal insurance limits. Restricted cash primarily represents payments made by guests in advance of reservations that are required to be held in escrow accounts until the rescission period expires in accordance with U.S. state regulations. The following table reconciles cash, cash equivalents and restricted cash reported on the Company’s condensed consolidated balance sheets to the total amount of cash, cash equivalents and restricted cash presented on the condensed consolidated statement of cash flows (in thousands):

	As of September 30,	As of December 31,
	2021	2020
Cash and Cash Equivalents	$150,417	$218,484
Restricted Cash	135,079	72,528
Total	$285,496	$291,012

Cash, Cash Equivalents and Restricted Cash

Cash includes demand deposits with banks and financial institutions, as well as cash in transit from payment processors. Cash equivalents includes short-term, highly liquid securities, including money market funds and term deposit investments with maturities of 90 days or less when purchased and their carrying values approximate fair value due to their short-term nature. The Company generally places its cash and cash equivalents and investments with major financial institutions deemed to be of high-credit-quality in order to limit its credit exposure. The Company maintains its cash accounts with financial institutions where, at times, deposits exceed federal insurance limits. Restricted cash primarily represents payments made by guests in advance of reservations that are required to be held in escrow accounts until the rescission period expires in accordance with U.S. state regulations. The following table reconciles cash, cash equivalents and restricted cash reported on the Company’s consolidated balance sheets to the total amount of cash, cash equivalents and restricted cash presented on the consolidated statement of cash flows (in thousands):

	As of December 31,
	2020	2019
Cash and Cash Equivalents	$218,484	$144,205
Restricted Cash	72,528	65,284
Total	$291,012	$209,489

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable, net primarily represents amounts owed by homeowners for reimbursable expenses incurred by the Company in accordance with the homeowner contract, amounts owed the Company from third-party distribution partners, acting as a merchant of record, for guest stays that have commenced, and amounts owed from the community and homeowner associations for services provided. The allowance for doubtful accounts is estimated based on historical experience, aging of the receivable, the counterparty’s ability to pay, condition of general economy and industry, and other factors. The allowance for doubtful accounts reflects the Company’s best estimate of probable losses inherent in the accounts receivable balance. Accounts receivable deemed uncollectible are charged against the allowance for doubtful accounts when identified.

As of September 30, 2021 and December 31, 2020, the Company’s allowance for doubtful accounts was $9.2 million and $8.9 million, respectively. Bad debt expense for the three and nine months ended September 30, 2021 was $(0.2) million and $1.2 million, respectively. Bad debt expense for the three and nine months ended September 30, 2020 was $3.4 million and $4.6 million, respectively. Bad debt expense is recorded as a component of general and administrative expense in the condensed consolidated statements of operations.

Accounts Receivable, net

Accounts receivable, net primarily represents amounts owed by homeowners for reimbursable expenses incurred by the Company in accordance with the homeowner contract, amounts owed the Company from third-party distribution partners, acting as a merchant of record, for guest stays that have commenced, and amounts owed from the community and homeowner associations for services provided. The allowance for doubtful accounts is estimated based on historical experience, aging of the receivable, the counterparty’s ability to pay, condition of general economy and industry, and other factors. The allowance for doubtful accounts reflects the Company’s best estimate of probable losses inherent in the accounts receivable balance. Accounts receivable deemed uncollectible are charged against the allowance for doubtful accounts when identified.

As of December 31, 2020 and 2019, the Company’s allowance for doubtful accounts was and $8.9 million and $3.7 million, respectively. The Company recognized bad debt expense for the years ended December 31, 2020 and 2019 of $6.4 million and $1.3 million, respectively which was recorded as a component of general and administrative expense in the consolidated statements of operations.

Property and Equipment, net

Property and Equipment, net

Property and equipment are stated at cost or at fair value for assets acquired as part of a business combination. Costs of maintenance and repairs that do not improve or extend the useful lives of assets are expensed as incurred.

Property and equipment includes capitalized costs related to the development of the Company’s technology platform, mobile apps, and marketplace. Software development costs related to software developed or modified solely to meet the Company’s internal requirements, with no substantive plans to market such software at the time of development, are capitalized during the application development stage of the project. Costs incurred during the preliminary planning and evaluation stage of the project and during the post implementation operational stage are expensed as incurred. Additionally, the Company capitalizes qualifying costs incurred for upgrades and enhancements that result in additional functionality to existing software. Depreciation of such costs begins when the project milestones are substantially complete and software is ready for its intended use.

Depreciation of property and equipment is calculated using the straight-line method over the estimated useful lives of the assets. Upon retirement or sale, the cost and related accumulated depreciation are removed from the condensed consolidated balance sheet and the resulting gain or loss is recorded as a component of General and administrative expense in the condensed consolidated statements of operations. Gains and losses on disposal of assets were not material for the three and nine month periods ended September 30, 2021 and 2020, respectively.

Property and Equipment, net

Property and equipment are stated at cost or at fair value for assets acquired as part of a business combination. Costs of maintenance and repairs that do not improve or extend the useful lives of assets are expensed as incurred.

Property and equipment includes capitalized costs related to the development of the Company’s technology platform, mobile apps, and marketplace. Software development costs related to software developed or modified solely to meet the Company’s internal requirements, with no substantive plans to market such software at the time of development, are capitalized during the application development stage of the project. Costs incurred during the preliminary planning and evaluation stage of the project and during the post implementation operational stage are expensed as incurred. Additionally, the Company capitalizes qualifying costs incurred for upgrades and enhancements that result in additional functionality to existing software. Depreciation of such costs begins when the project milestones are substantially complete and software is ready for its intended use.

Depreciation of property and equipment is calculated using the straight-line method over the estimated useful lives of the assets. Upon retirement or sale, the cost and related accumulated depreciation are removed from the consolidated balance sheet and the resulting gain or loss is recorded as a component of General and administrative expense in the consolidated statements of operations. Gains and losses on disposal of assets were not material for the years ended December 31, 2020 and 2019.

Intangible Assets, net

Intangible Assets, net

The Company’s intangible assets consist primarily of acquired homeowner contracts, databases, photos and property listings, tradenames, noncompete agreements, and other. Intangible assets are recorded at fair value as of the date of acquisition and are amortized on a straight-line basis over an estimated economic life ranging from 1 to 10 years. The Company reviews definite-lived intangible assets for impairment in accordance with its policy for long-lived assets.

Intangible Assets, net

The Company’s intangible assets consist primarily of acquired homeowner contracts, databases, photos and property listings, tradenames, noncompete agreements, and other. Intangible assets are recorded at fair value as of the date of acquisition and are amortized on a straight-line basis over an estimated economic life ranging from 1 to 10 years. The Company reviews definite-lived intangible assets for impairment in accordance with its policy for long-lived assets.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company evaluates its long-lived assets or asset groups for indicators of possible impairment by comparison of the carrying amount to future net undiscounted cash flows expected to be generated by such asset or asset group and its eventual disposal when events or changes in circumstances indicate the carrying amount of an asset or asset group may not be recoverable. If the carrying value of the long-lived asset is not recoverable on an undiscounted cash flow basis, impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined primarily using the estimated cash flows discounted at a rate commensurate with the risk involved and based on assumptions representative of market participants. Long-lived asset impairments are recorded as a component of General and administrative expenses in the condensed consolidated statement of operations. Long-lived asset impairment losses were not material for the three and nine month periods ended September 30, 2021 and 2020, respectively.

Impairment of Long-lived Assets

The Company evaluates its long-lived assets or asset groups for indicators of possible impairment by comparison of the carrying amount to future net undiscounted cash flows expected to be generated by such asset or asset group and its eventual disposal when events or changes in circumstances indicate the carrying amount of an asset or asset group may not be recoverable. If the carrying value of the long-lived asset is not recoverable on an undiscounted cash flow basis, impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined primarily using the estimated cash flows discounted at a rate commensurate with the risk involved and based on assumptions representative of market participants. Long-lived asset impairments are recorded as a component of General and administrative expenses in the consolidated statement of operations. Long-lived asset impairment losses were not material for the years ended December 31, 2020 and 2019.

Business Combinations

Business Combinations

In accordance with applicable accounting standards, the Company estimates the fair value of assets acquired and liabilities assumed as of the acquisition date of each business combination. Any excess purchase price over the fair value of the net tangible and intangible assets acquired is allocated to goodwill. Management makes certain estimates and assumptions when determining the fair values of assets acquired and liabilities assumed, including intangible assets. Critical estimates in valuing certain intangible assets include but are not limited to future expected cash flows from homeowner contracts, databases, photos and property listings, and trade names, as well as discount rates. At the acquisition date, the Company will also record acquisition related liabilities, if applicable, for any contingent consideration or deferred payments to the seller. Contingent consideration is recorded at fair value on the acquisition date based on Company’s expectation of achieving the contractually defined homeowner contract conversion and retention targets. The fair value of the contingent consideration liabilities, recorded as a component of accrued expenses and other current liabilities and other long-term liabilities on the condensed consolidated balance sheets, are remeasured each reporting period after the acquisition date and any changes in the estimated fair value are reflected as gains or losses in general and administrative expense in the condensed consolidated statement of operations. The deferred payments to sellers are recognized on the acquisition date at fair value by calculating the risk adjusted present value of the deferred cash payments to be made to the seller. The deferred payment to seller balances were $16.4 million and $8.9 million, as of September 30, 2021 and December 31, 2020, respectively, which are recorded as a component of accrued expenses and other current liabilities and other long-term liabilities in the condensed consolidated balance sheets based on the expected timing of settlement.

Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. Any changes to provisional amounts identified during the measurement period are recognized in the reporting period in which the adjustment amounts are determined. Transaction costs associated with business combinations are expensed as incurred.

Business Combinations

In accordance with applicable accounting standards, the Company estimates the fair value of assets acquired and liabilities assumed as of the acquisition date of each business combination. Any excess purchase price over the fair value of the net tangible and intangible assets acquired is allocated to goodwill. Management makes certain estimates and assumptions when determining the fair values of assets acquired and liabilities assumed, including intangible assets. Critical estimates in valuing certain intangible assets include but are not limited to future expected cash flows from homeowner contracts, databases, photos and property listings, and trade names, as well as discount rates. At the acquisition date, the Company will also record acquisition related liabilities, if applicable, for any contingent consideration or deferred payments to the seller. Contingent consideration is recorded at fair value on the acquisition date based on Company’s expectation of achieving the contractually defined homeowner contract conversion and retention targets. The fair value of the contingent consideration liabilities, recorded as a component of accrued expenses and other current liabilities and other long-term liabilities on the consolidated balance sheets, are remeasured each reporting period after the acquisition date and any changes in the estimated fair value are reflected as gains or losses in general and administrative expense in the consolidated statement of operations. The deferred payments to sellers are recognized on the acquisition date at fair value by calculating the risk adjusted present value of the deferred cash payments to be made to the seller. The deferred payment to seller balances were $8.9 million and $14.1 million and as of December 31, 2020 and 2019, respectively, which are recorded as a component of accrued expenses and other current liabilities and other long-term liabilities in the consolidated balance sheets based on the expected timing of settlement.

Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. Any changes to provisional amounts identified during the measurement period are recognized in the reporting period in which the adjustment amounts are determined. Transaction costs associated with business combinations are expensed as incurred.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in a business combination. The Company has one reporting unit which the Company tests for impairment on the first day of the fourth quarter, or whenever events or changes in circumstances indicate that goodwill might be impaired. The Company reviews goodwill for impairment by initially considering qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill, as a basis for determining whether it is necessary to perform a quantitative analysis. If it is determined that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, a quantitative analysis is performed to identify goodwill impairment. If it is determined that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, it is unnecessary to perform a quantitative analysis. The Company may elect to bypass the qualitative assessment and proceed directly to performing a quantitative analysis. There were no impairment charges in any of the periods presented in the condensed consolidated financial statements. Refer to Note 6  — Intangible Assets, Net and Goodwill, for additional information.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in a business combination. The Company has one reporting unit which the Company tests for impairment on the first day of the fourth quarter, or whenever events or changes in circumstances indicate that goodwill might be impaired. The Company reviews goodwill for impairment by initially considering qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill, as a basis for determining whether it is necessary to perform a quantitative analysis. If it is determined that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, a quantitative analysis is performed to identify goodwill impairment. If it is determined that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, it is unnecessary to perform a quantitative analysis. The Company may elect to bypass the qualitative assessment and proceed directly to performing a quantitative analysis. There were no impairment charges in any of the periods presented in the consolidated financial statements. Refer to Note 6 — Intangible Assets, Net and Goodwill, for additional information.

Loss Contingencies

Loss Contingencies

The Company is subject to legal proceedings and claims that arise in the ordinary course of business. The Company accrues for losses associated with legal claims when such losses are both probable and can reasonably be estimated. These accruals are adjusted as additional information becomes available or circumstances change.

Loss Contingencies

The Company is subject to legal proceedings and claims that arise in the ordinary course of business. The Company accrues for losses associated with legal claims when such losses are both probable and can reasonably be estimated. These accruals are adjusted as additional information becomes available or circumstances change.

Leases

Leases

The Company accounts for leases under the provisions of Accounting Standards Codification ("ASC)" Topic 840, Leases, which requires that leases be evaluated and classified as operating or capital leases for financial reporting purposes. The terms used for the evaluation include renewal option periods in instances in which the exercise of the renewal option can be reasonably assured and failure to exercise such option would result in an economic penalty. Leases are classified as capital leases whenever the terms of the lease substantially transfer all of the risks and rewards of ownership to the lessee. The Company’s operating leases pertain to the Company’s corporate office locations, field operation locations and vacation properties whereby the Company takes control of a third-party’s property during the lease period for purpose of renting the property on a short-term basis.

The Company recognizes rent expense on operating leases on a straight-line basis over the non-cancellable lease term. Operating leases with landlord-funded leasehold improvements are considered tenant allowances and are amortized as a reduction of rent expense over the non-cancellable lease term. Deferred rent liabilities, which are calculated as the difference between contractual lease payments and the straight-line rent expense, are recorded in other long-term liabilities in the condensed consolidated balance sheets.

Leases

The Company accounts for leases under the provisions of Accounting Standards Codification (“ASC)” Topic 840, Leases, which requires that leases be evaluated and classified as operating or capital leases for financial reporting purposes. The terms used for the evaluation include renewal option periods in instances in which the exercise of the renewal option can be reasonably assured and failure to exercise such option would result in an economic penalty. Leases are classified as capital leases whenever the terms of the lease substantially transfer all of the risks and rewards of ownership to the lessee. The Company’s operating leases pertain to the

Company’s corporate office locations, field operation locations and vacation properties whereby the Company takes control of a third-party’s property during the lease period for purpose of renting the property on a short-term basis.

The Company recognizes rent expense on operating leases on a straight-line basis over the non-cancellable lease term. Operating leases with landlord-funded leasehold improvements are considered tenant allowances and are amortized as a reduction of rent expense over the non-cancellable lease term. Deferred rent liabilities, which are calculated as the difference between contractual lease payments and the straight-line rent expense, are recorded in other long-term liabilities in the consolidated balance sheets.

Fair Value

Fair Value

The Company measures certain assets and liabilities at fair value on a recurring basis based on an expected exit price, which represents the amount that would be received on the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The current accounting guidance for fair value measurements defines a three-level valuation hierarchy for disclosures as follows:

Level 1  — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2  — Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3  — Unobservable inputs reflecting the Company’s own assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The carrying amounts of certain of the Company’s financial instruments, which include cash equivalents, accounts receivable, net, prepaid expenses and other current assets, accounts payable, and accrued expenses and other current liabilities approximate their fair values due to their short maturities.

Fair Value

The Company measures certain assets and liabilities at fair value on a recurring basis based on an expected exit price, which represents the amount that would be received on the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The current accounting guidance for fair value measurements defines a three-level valuation hierarchy for disclosures as follows:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 - Unobservable inputs reflecting the Company’s own assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The carrying amounts of certain of the Company’s financial instruments, which include cash equivalents, accounts receivable, net, prepaid expenses and other current assets, accounts payable, and accrued expenses and other current liabilities approximate their fair values due to their short maturities.

Related Party Transactions

Related Party Transactions

The Company has certain homeowner contracts with the Company’s founder and former Chief Executive Officer (“the Founder”). Revenue recognized related to these agreements was $1.1 million and $1.0 million and for the years ended December 31, 2020 and 2019. The Company has certain vacation home lease agreements with the Founder. Rent expense recognized for these arrangements was $0.0 million and $0.2 million and for the years ended December 31, 2020 and 2019, respectively.

In fiscal 2019, the Company incurred costs to remodel certain of the vacation homes owned by the Founder and leased by the Company in accordance with the vacation home lease agreements. The Company incurred and billed its Founder $0.7 million for the goods and services provided, which was recorded as a component of Accounts receivable, net in the consolidated balance sheets and repaid in full in fiscal 2020.

On May 21, 2020, the Company issued Senior Secured Convertible Notes with an aggregate principal amount of $108.1 million. The purchasers are existing holders of the Company’s issued and outstanding redeemable convertible preferred units. Refer to Note 9 — Debt for additional information.

On December 3, 2020, the Company sold and issued an aggregate of 270,387 units of Series C-1 preferred units to a certain director of the Company in exchange for gross proceeds of $0.5 million. Refer to Note 11 — Redeemable Convertible Preferred Units and Equity for additional information.

Revenue from Contracts with Customers

Revenue from Contracts with Customers

The Company recognizes revenue in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with its Customers. The Company operates a vertically-integrated vacation rental platform. The Company collects nightly rent on behalf of homeowners and earns the majority of its revenue from commissions on rent and from additional reservation-related fees paid by guests when a vacation rental is booked directly through the Company’s website or app or through its distribution partners. The majority of the Company’s vacation homes under management are located in the United States. The Company considers both the homeowners and guests to be its customers.

The Company fulfills its obligations to its customers in various ways, depending on the nature of the contract. For all performance obligations, sales taxes are excluded from the transaction price.

Vacation Rental Platform

Under the Company’s homeowner contracts, the Company acts as the sole and exclusive agent on the homeowners’ behalf to perform an integrated agency service that consists of a) acting as the vacation home letting agent and direct intermediary between the homeowner and the guest, b) performing routine care of the vacation property during the stay and upon guest departure, c) 24/7 contact center support for guests and homeowners as well as local operations support, and d) performing inspections, routine maintenance, minor repairs, and inventory management of required supplies of the property. The integrated agency service provided to homeowners represents a single distinct performance obligation.

The Company markets homes on its platform directly on vacasa.com and its guest app, and via its third-party distribution partners. Upon confirmation of a vacation home booking by a guest, the Company, on behalf of a homeowner, agrees to provide use of the vacation home for a specified period of time. At the time of booking, the guest agrees to pay the total booking value which is comprised of the nightly reservation rate, other reservation-related fees, and applicable sales taxes. The transaction price under the homeowner contracts represents variable consideration as the amount to which the Company is entitled depends on the total amount collected for each reservation. The uncertainty associated with the transaction price is generally resolved upon the booking, subject to estimates for cancellations and refunds. In accordance with the Company’s homeowner contracts, the Company earns commission revenue for a portion of the nightly rate and the other reservation-related fees for the integrated agency and guest services rendered.

The total booking value is generally due prior to the commencement of the reservation. The total booking value collected in advance of the reservation is recorded on the balance sheets as funds payable to owners, hospitality and sales taxes payable and deferred revenue in the amount obligated to the homeowner, the taxing authority, and the Company, respectively.

While the guest primarily interacts with the Company as part of the booking process, the homeowner is primarily responsible for fulfilling the promise to the guest, and as a result, the Company recognizes commission revenue net of the amount due to the homeowner under the contract. The performance obligation to provide the integrated agency services and guest services meets the criteria for recognition over time as the homeowner and guest simultaneously receive and consume the benefits from the services. The Company recognizes revenue for these services over the duration of each guest stay. The Company primarily remits payments to the homeowners for the portion of the total booking value obligated to the homeowner for completed guest stays on a monthly basis, except in certain regulated markets in which a portion of the amount obligated to the homeowner is paid in advance.

In the event a booked reservation is cancelled, we may offer a refund or a future stay credit up to the value of the cancelled reservation. Future stay credits are recognized as a liability on our condensed consolidated balance sheets. In certain instances, the Company may also offer a refund related to a completed stay. The Company accounts for these refunds as variable consideration, which results in a reduction to revenue. The estimate for variable consideration was not material for any of the periods presented.

In addition to providing the integrated agency services under the homeowner contract, the Company may also provide home care solutions directly to the homeowner, such as home maintenance and improvement services, linen and towel supply programs, supplemental housekeeping services, and other related services, for a separately agreed upon fee. These services may be provided by Company personnel or by third party contractors acting on the Company’s behalf. The Company recognizes these revenues on a gross basis as the Company is primarily responsible for providing these goods and services to the customer. These services represent distinct performance obligations provided to the homeowner as our customer. Fees for home care solutions are generally charged on a monthly basis in accordance with the homeowner contract and may be recognized at that point in time or over the duration of the service provided.

Other Services

In addition to providing vacation rental platform services, the Company provides other services including real estate brokerage and management services to community associations. The purpose of these services is to attract and retain homeowners as customers of the Company’s vacation rental platform.

Under the real estate brokerage services, the Company assists home buyers and sellers in listing, marketing, selling and finding homes. Real estate commissions earned by the Company’s real estate brokerage business are recorded as revenue at a point in time which is upon the closing of a real estate transaction (i.e., purchase or sale of a home). The commissions the Company pays to real estate agents are recognized concurrently with associated revenues and presented as cost of revenue in the condensed consolidated statements of operations.

Under the community association management services, the Company provides common area property management, community governance, and association accounting services to community and homeowner associations in exchange for a management fee and other incrementally billed services. The services represent an individual performance obligation in which the Company has determined its primarily responsible. Revenue is recognized over time as services are rendered for the management fee and incrementally billed services are recognized at a point in time.

Disaggregation of Revenue

A disaggregation of the Company’s revenues by nature of the Company’s performance obligations are as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Vacation rental platform	$317,691	$176,294	$661,933	$355,869
Other services	12,236	9,832	35,021	26,982
Total	$329,927	$186,126	$696,954	$382,851

Contract Liability Balances

Contract liability balances on the Company’s condensed consolidated balance sheets consist of deferred revenue for amounts collected in advance of a guest-stay, limited to the amount of the booking to which the Company expects to be entitled as revenue. The Company’s deferred revenue balances exclude funds payable to owners and hospitality and sales taxes payable, as those amounts will not result in revenue recognition. Deferred revenue is reduced over the period in which a guest completes a stay and are recognized in revenue. Substantially all of the deferred revenue balances at the end of each fiscal year are expected to be recognized as revenue in the subsequent year.

Costs to Obtain a Contract

The Company capitalizes certain costs it incurs to obtain new homeowner contracts when those costs are expected to be recovered through revenues generated from the contract. Capitalized amounts are amortized on a straight-line basis over the estimated life of the customer through Sales and marketing in the condensed consolidated statement of operations. Costs to obtain a contract capitalized as of September 30, 2021 and December 31, 2020 were $10.2 million and $7.7 million, respectively, and were recorded as a component of Prepaid expenses and other current assets and Other long-term assets in the condensed consolidated balance sheets. The amount of amortization recorded for the three and nine months ended September 30, 2021 was $1.0 million and $2.8 million, respectively. The amount of amortization recorded for the three and nine months ended September 30, 2020 was $0.8 million and $2.3 million, respectively.

Revenue from Contracts with Customers

The Company recognizes revenue in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with its Customers. The Company operates a vertically-integrated vacation rental platform. The Company collects nightly rent on behalf of homeowners and earns the majority of its revenue from commissions on rent and from additional reservation-related fees paid by guests when a vacation rental is booked directly through the Company’s website or app or through its distribution partners. The majority of the Company’s vacation homes under management are located in the United States. The Company considers both the homeowners and guests to be its customers.

The Company fulfills its obligations to its customers in various ways, depending on the nature of the contract. For all performance obligations, sales taxes are excluded from the transaction price.

Vacation Rental Platform

Under the Company’s homeowner contracts, the Company acts as the sole and exclusive agent on the homeowners’ behalf to perform an integrated agency service that consists of a) acting as the vacation home letting agent and direct intermediary between the homeowner and the guest, b) performing routine care of the vacation property during the stay and upon guest departure, c) 24/7 contact center support for guests and homeowners as well as local operations support, and d) performing inspections, routine maintenance, minor repairs, and inventory management of required supplies of the property. The integrated agency service provided to homeowners represents a single distinct performance obligation.

The Company markets homes on its platform directly on vacasa.com and its guest app, and via its third-party distribution partners. Upon confirmation of a vacation home booking by a guest, the Company, on behalf of a homeowner, agrees to provide use of the vacation home for a specified period of time. At the time of booking, the guest agrees to pay the total booking value which is comprised of the nightly reservation rate, other reservation-related fees, and applicable sales taxes. The transaction price under the homeowner contracts represents variable consideration as the amount to which the Company is entitled depends on the total amount collected for each reservation. The uncertainty associated with the transaction price is generally resolved upon the booking, subject to estimates for cancellations and refunds. In accordance with the Company’s homeowner contracts, the Company earns commission revenue for a portion of the nightly rate and the other reservation-related fees for the integrated agency and guest services rendered.

The total booking value is generally due prior to the commencement of the reservation. The total booking value collected in advance of the reservation is recorded on the balance sheets as funds payable to owners, hospitality and sales taxes payable and deferred revenue in the amount obligated to the homeowner, the taxing authority, and the Company, respectively.

While the guest primarily interacts with the Company as part of the booking process, the homeowner is primarily responsible for fulfilling the promise to the guest, and as a result, the Company recognizes commission revenue net of the amount due to the homeowner under the contract. The performance obligation to provide the integrated agency services and guest services meets the criteria for recognition over time as the homeowner and guest simultaneously receive and consume the benefits from the services. The Company recognizes revenue for these services over the duration of each guest stay. The Company primarily remits payments to the homeowners for the portion of the total booking value obligated to the homeowner for completed guest stays on a monthly basis, except in certain regulated markets in which a portion of the amount obligated to the homeowner is paid in advance.

In the event a booked reservation is cancelled, we may offer a refund or a future stay credit up to the value of the booked reservation. Future stay credits are recognized as a liability on our consolidated balance sheets. In certain instances, the Company may also offer a refund related to a completed stay. The Company accounts for these refunds as variable consideration, which results in a reduction to revenue. The estimate for variable consideration was not material for any of the periods presented.

In addition to providing the integrated agency services under the homeowner contract, the Company may also provide home care solutions directly to the homeowner, such as home maintenance and improvement services, linen and towel supply programs, supplemental housekeeping services, and other related services, for a separately agreed upon fee. These services may be provided by Company personnel or by third party contractors acting on the Company’s behalf. The Company recognizes these revenues on a gross basis as the Company is primarily responsible for providing these goods and services to the customer. These services represent distinct performance obligations provided to the homeowner as our customer. Fees for home care solutions are generally charged on a monthly basis in accordance with the homeowner contract and may be recognized at that point in time or over the duration of the service provided.

Other Services

In addition to providing vacation rental platform services, the Company provides other services including real estate brokerage and management services to community associations. The purpose of these services is to attract and retain homeowners as customers of the Company’s vacation rental platform.

Under the real estate brokerage services, the Company assists home buyers and sellers in listing, marketing, selling and finding homes. Real estate commissions earned by the Company’s real estate brokerage business are recorded as revenue at a point in time which is upon the closing of a real estate transaction (i.e., purchase or sale of a home). The commissions the Company pays to real estate agents are recognized concurrently with associated revenues and presented as cost of revenue in the consolidated statements of operations.

Under the community association management services, the Company provides common area property management, community governance, and association accounting services to community and homeowner associations in exchange for a management fee and other incrementally billed services. The services represent an individual performance obligation in which the Company has determined its primarily responsible. Revenue is recognized over time as services are rendered for the management fee and incrementally billed services are recognized at a point in time.

Disaggregation of Revenue

A disaggregation of the Company’s revenues by nature of the Company’s performance obligations are as follows (in thousands):

	Years ended December 31,
	2020	2019
Vacation rental platform	$454,476	$289,720
Other services	37,284	9,561
Total	$491,760	$299,281

Contract Liability Balances

Contract liability balances on the Company’s consolidated balance sheets consist of deferred revenue for amounts collected in advance of a guest-stay, limited to the amount of the booking to which the Company expects to be entitled as revenue. The Company’s deferred revenue balances exclude funds payable to owners and hospitality and sales taxes payable, as those amounts will not result in revenue recognition. Deferred revenue is reduced over the period in which a guest completes a stay and are recognized in revenue. Substantially all of the deferred revenue balances at the end of each fiscal year are expected to be recognized as revenue in the subsequent year.

Costs to Obtain a Contract

The Company capitalizes certain costs it incurs to obtain new homeowner contracts when those costs are expected to be recovered through revenues generated from the contract. Capitalized amounts are amortized on a straight-line basis over the estimated life of the customer through Sales and marketing in the consolidated statement of operations. Costs to obtain a contract capitalized as of December 31, 2020 and December 31, 2019 were $7.7 million and $7.0 million, respectively, and were recorded as a component of Prepaid expenses and other current assets and Other long-term assets in the consolidated balance sheets. The amount of amortization recorded for the years ended December 31, 2020 and 2019 was $3.1 million and $2.4 million, respectively.

Cost of Revenue, Exclusive of Depreciation and Amortization

Cost of Revenue, Exclusive of Depreciation and Amortization

Cost of revenue, exclusive of depreciation and amortization, consists primarily of employee compensation costs, which includes wages, benefits, and payroll taxes, and outside service costs for housekeeping, home maintenance, payment processing fees for merchant fees and chargebacks, laundry expenses, housekeeping supplies, as well as fixed rent payments on certain owner contracts.

Cost of Revenue, Exclusive of Depreciation and Amortization

Cost of revenue, exclusive of depreciation and amortization, consists primarily of employee compensation costs, which includes wages, benefits, and payroll taxes, and outside service costs for housekeeping, home maintenance, payment processing fees for merchant fees and chargebacks, laundry expenses, housekeeping supplies, as well as fixed rent payments on certain owner contracts.

Operations and Support

Operations and Support

Operations and support costs consist primarily of compensation costs, which includes wages, benefits, payroll taxes, and equity-based compensation, for employees that support the Company’s local operations teams in the field. Also included is the cost of contact center customer support, both employees and vendors, and the allocation of facilities and certain corporate costs.

Operations and Support

Operations and support costs consist primarily of compensation costs, which includes wages, benefits, payroll taxes, and equity-based compensation, for employees that support the Company’s local operations teams in the field. Also included is the cost of contact center customer support, both employees and vendors, and the allocation of facilities and certain corporate costs.

Technology and Development

Technology and Development

Technology and development expenses consist primarily of compensation costs, which includes wages, benefits, payroll taxes, and equity-based compensation, for salaried employees and payments to contractors, net of capitalized expenses, engaged in the design, development, maintenance and testing of the Company’s platform, including websites, mobile applications, and other products. Costs qualifying for capitalization are recorded as a reduction of our technology and development expenses and are capitalized as internal-use software within property and equipment on the condensed consolidated balance sheets. These assets are depreciated over their estimated useful lives and are reported in depreciation on our condensed consolidated statements of operations. Also included within technology and development are information technology costs to support infrastructure, applications and overall monitoring and security of networks, and other costs including for cloud, licensing and maintenance. Research and development expenses were not material for the three and nine months ended September 30, 2021 and 2020, respectively.

Technology and Development

Technology and development expenses consist primarily of compensation costs, which includes wages, benefits, payroll taxes, and equity-based compensation, for salaried employees and payments to contractors, net of capitalized expenses, engaged in the design, development, maintenance and testing of the Company’s platform, including websites, mobile applications, and other products. Costs qualifying for capitalization are recorded as a reduction of our technology and development expenses and are capitalized as internal-use software within property and equipment on the consolidated balance sheets. These assets are depreciated over their estimated useful lives and are reported in depreciation on our consolidated statements of operations. Also included within technology and development are information technology costs to support infrastructure, applications and overall monitoring and security of networks, and other costs including for cloud, licensing and maintenance. Research and development expenses were not material for the years ended December 31, 2020, and 2019, respectively.

Sales and Marketing

Sales and Marketing

Sales and marketing expenses consist primarily of compensation costs, which includes wages, sales commissions, benefits, payroll taxes, and equity-based compensation for the Company’s sales force and marketing personnel, payments to channel partners for guest reservations, digital and mail-based advertising costs for homeowners, advertising costs for search engine marketing and other digital guest advertising, and brand marketing. The Company expenses advertising and other promotional expenditures as incurred. Advertising expenses for the three and nine month periods ended September 30, 2021 were $5.9 million and $12.9 million, respectively. Advertising expenses for the three and nine month periods ended September 30, 2020 were $1.4 million and $5.2 million, respectively.

Sales and Marketing

Sales and marketing expenses consist primarily of compensation costs, which includes wages, sales commissions, benefits, payroll taxes, and equity-based compensation for the Company’s sales force and marketing personnel, payments to channel partners for guest reservations, digital and mail-based advertising costs for homeowners, advertising costs for search engine marketing and other digital guest advertising, and brand marketing. The Company expenses advertising and other promotional expenditures as incurred. Advertising expenses were $7.3 million and $8.7 million and for the years ended December 31, 2020 and 2019, respectively.

General and Administrative

General and Administrative

General and administrative expenses primarily consist of personnel related compensation costs, including equity-based compensation, for executive management and administrative employees, including finance and accounting, human resources, communications, and legal, as well as general corporate and director and officer insurance. General and administrative costs also include professional services fees, including accounting, legal and consulting expense, rent expense for corporate facilities and storage, office supplies, and travel and entertainment expenses.

General and Administrative

General and administrative expenses primarily consist of personnel related compensation costs, including equity-based compensation, for executive management and administrative employees, including finance and accounting, human resources, communications, and legal, as well as general corporate and director and officer insurance. General and administrative costs also include professional services fees, including accounting, legal and consulting expense, rent expense for corporate facilities and storage, office supplies, and travel and entertainment expenses.

Depreciation

Depreciation

Depreciation expense consists of depreciation on capitalized internally developed software costs, furniture and fixtures, buildings and improvements, leasehold improvements, technology software, and computer equipment.

Depreciation

Depreciation expense consists of depreciation on capitalized internally developed software costs, furniture and fixtures, buildings and improvements, leasehold improvements, technology software, and computer equipment.

Amortization of Intangible Assets

Amortization of Intangible Assets

Amortization of intangible asset expense consists of non-cash amortization expense of the acquired intangible assets, primarily homeowner contracts, which are recognized on a straight-line basis over their estimated useful lives.

Amortization of Intangible Assets

Amortization of intangible asset expense consists of non-cash amortization expense of the acquired intangible assets, primarily homeowner contracts, which are recognized on a straight-line basis over their estimated useful lives.

Income Taxes

Income Taxes

The Company and many of its subsidiaries are limited liability companies taxed as partnerships for which the taxable income or loss is allocated to the members, thus the Company is not subject to income tax. Accordingly, the condensed consolidated financial statements do not include a provision for federal income taxes on the flow-through taxable income or loss from Vacasa Holdings LLC.

Certain of the Company’s operating subsidiaries are considered taxable corporations for U.S. or foreign income tax purposes. Where taxable, the Company accounts for income taxes using the asset and liability method which requires the recognition of deferred tax amounts for the expected future tax consequences of events that have been included in the financial statements and tax carryforwards. Deferred income taxes are recognized by applying enacted statutory tax rates applicable to the year in which the differences are expected to reverse. The deferred tax effect of a change in tax rates is recognized in the statement of operations in the period that includes the enactment date. The measurement of deferred tax assets is reduced, if necessary, by a valuation allowance for any tax benefit for which the future realization is not more-likely-than-not based on an evaluation of all available positive and negative evidence.

The tax benefit of an uncertain tax position is recognized only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. For those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authorities. The Company recognizes future accrued interest and penalties related to unrecognized tax benefits in income tax expense and in tax related liabilities on the balance sheet.

Income Taxes

The Company and many of its subsidiaries are limited liability companies taxed as partnerships for which the taxable income or loss is allocated to the members, thus the Company is not subject to income tax. Accordingly, the consolidated financial statements do not include a provision for federal income taxes on the flow-through taxable income or loss from Vacasa Holdings LLC.

Certain of the Company’s operating subsidiaries are considered taxable Corporations for U.S. or foreign income tax purposes. Where taxable, the Company accounts for income taxes using the asset and liability method which requires the recognition of deferred tax amounts for the expected future tax consequences of events that have been included in the financial statements and tax carryforwards. Deferred income taxes are recognized by applying enacted statutory tax rates applicable to the year in which the differences are expected to reverse. The deferred tax effect of a change in tax rates is recognized in the statement of operations in the period that includes the enactment date. The measurement of deferred tax assets is reduced, if necessary, by a valuation allowance for any tax benefit for which the future realization is not more-likely-than-not based on an evaluation of all available positive and negative evidence.

The tax benefit of a uncertain tax position is recognized only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. For those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authorities. The Company recognizes future accrued interest and penalties related to unrecognized tax benefits in income tax expense and in tax related liabilities on the balance sheet.

Foreign Currencies

Foreign Currencies

The Company’s reporting currency is the U.S. dollar. Operations in the Company’s subsidiaries outside the United States (U.S.) are recorded in the functional currency of each subsidiary which is determined by a review of the environment where each subsidiary primarily generates and expends cash. The results of operations for the Company’s foreign subsidiaries outside the United States are translated from functional currencies into U.S. dollars using the weighted average currency rate for the period. Assets and liabilities are translated using the period end exchange rates. The U.S. dollar effects that arise from translating the net assets of these subsidiaries are recorded in other comprehensive income (loss).

Foreign Currencies

The Company’s reporting currency is the U.S. dollar. Operations in the Company’s subsidiaries outside the United States (U.S.) are recorded in the functional currency of each subsidiary which is determined by a review of the environment where each subsidiary primarily generates and expends cash. The results of operations for the Company’s foreign subsidiaries outside the United States are translated from functional currencies into U.S. dollars using the weighted average currency rate for the period. Assets and liabilities are translated using the period end exchange rates. The U.S. dollar effects that arise from translating the net assets of these subsidiaries are recorded in other comprehensive income (loss).

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

As an “emerging growth company,” the Jumpstart Our Business Startups Act (the "JOBS Act"), allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the Jumpstart Our Business Startups Act of 2012. The adoption dates discussed below reflect this election.

In August 2018, the FASB issued ASU 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, which aligns the requirements for capitalizing implementation costs incurred in a cloud computing arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use-software. The updated guidance was effective for the Company beginning January 1, 2021 and did not have a material impact on the Company’s financial statements.

Recently Adopted Accounting Pronouncements

As an “emerging growth company,” the Jumpstart Our Business Startups Act (the “JOBS Act”), allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the Jumpstart Our Business Startups Act of 2012. The adoption dates discussed below reflect this election.

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers (Topic 606). The core principle of ASU 2014-09 is that an entity should recognize revenue to depict the transfer of promised goods or services in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2014-09 replaces most existing revenue recognition guidance in GAAP. In addition, the update requires significant additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments. The Company adopted the new guidance effective January 1, 2019 using the modified retrospective transition approach applied only to contracts not completed as of the date of adoption. Under the modified retrospective transition approach, periods prior to the adoption date were not adjusted and continue to be reported in accordance with revenue accounting literature in effect during those periods. On adoption, the Company recorded a cumulative effect adjustment, net of income tax effects, that decreased accumulated deficit by $5.1 million for the effects of the amended revenue recognition guidance related to costs to obtain a contract, which are capitalized under the new guidance. The Company is amortizing these costs over a period of 4 years.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement.” This new guidance removes certain disclosure requirements related to the fair value hierarchy, modifies existing disclosure requirements related to measurement uncertainty and adds new disclosure requirements. The new disclosure requirements include disclosing the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted-average of significant unobservable inputs used to develop Level 3 fair value measurements. This new guidance was effective for the Company beginning on January 1, 2020 and did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which has subsequently been amended by ASUs 2018-01, 2018-10, 2018-11, 2018-20, 2019-01, and 2019-10. The guidance requires an entity to recognize a right-of-use asset and lease liability for all leases with terms of more than 12 months. Recognition, measurement and presentation of expenses will depend on classification as a finance or operating lease. The amendments also require certain quantitative and qualitative disclosures about leasing arrangements. The Company expects to adopt the standard using the method of adoption that allow the Company to record the cumulative effect of initially applying the guidance at the beginning of the period of adoption. The guidance also includes a number of optional practical expedients that entities may elect to apply. These practical expedients relate to the identification and classification of leases that commenced before the effective date, initial direct costs for leases that commenced before the effective date and the ability to use hindsight in evaluating lessee options to extend or terminate a lease or to purchase the underlying asset. An entity that elects to apply the practical expedients will, in effect, continue to account for leases that commenced before the effective date in accordance with previous GAAP unless the lease is modified, except that lessees are required to recognize a right-of-use asset and a lease liability for all operating leases based on the present value of the remaining minimum rental payments that were tracked and disclosed under previous GAAP. The updated guidance will be effective for the Company for fiscal years beginning after December 15, 2021, to the extent the Company remains an emerging growth company, as defined in the JOBS Act. While the Company expects adoption of this new standard to materially increase reported assets and liabilities, the Company is currently in the process of evaluating the impact of this new guidance on its condensed consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments  — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which amends guidance on reporting credit losses for assets held at amortized cost basis and available-for-sale debt securities from an incurred loss methodology to an expected loss methodology. For assets held at amortized cost basis, the guidance eliminates the probable initial recognition threshold and instead requires an entity to reflect its current estimate of all expected credit losses. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the assets to present the net amount expected to be collected. For available-for-sale debt securities, credit losses are recorded through an allowance for credit losses, rather than a write-down, limited to the amount by which fair value is below amortized cost. Additional disclosures about significant estimates and credit quality are also required. This ASU has subsequently been amended by ASUs 2018-19, 2019-04, 2019-05, 2019-10, and 2019-11. The amendments are effective for the Company for the annual reporting period beginning January 1, 2023. The Company is currently in the process of evaluating the impact of this new guidance on its condensed consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. Key changes outlined within the new standard include hybrid tax regimes, intra-period tax allocation exception and interim-period accounting for enacted changes in tax law. Early adoption is permitted, including adoption in any interim period or annual reports for which financial statements have not yet been made available for issuance. The updated guidance will be effective for the Company for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022, to the extent the Company remains an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012. This ASU

will be effective for the Company for the annual reporting period beginning January 1, 2022. The Company is currently in the process of evaluating the impact of this new guidance on its condensed consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt —Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. The updated guidance will be effective for the Company for fiscal years and interim periods within fiscal years beginning after December 15, 2023, to the extent the Company remains an emerging growth company, as defined in the JOBS Act. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is currently in the process of evaluating the impact of this new guidance on its condensed consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which has subsequently been amended by ASUs 2018-01, 2018-10, 2018-11, 2018-20, 2019-01, and 2019-10. The guidance requires an entity to recognize a right-of-use asset and lease liability for all leases with terms of more than 12 months. Recognition, measurement and presentation of expenses will depend on classification as a finance or operating lease. The amendments also require certain quantitative and qualitative disclosures about leasing arrangements. The Company expects to adopt the standard using the method of adoption that allow the Company to record the cumulative effect of initially applying the guidance at the beginning of the period of adoption. The guidance also includes a number of optional practical expedients that entities may elect to apply. These practical expedients relate to the identification and classification of leases that commenced before the effective date, initial direct costs for leases that commenced before the effective date and the ability to use hindsight in evaluating lessee options to extend or terminate a lease or to purchase the underlying asset. An entity that elects to apply the practical expedients will, in effect, continue to account for leases that commenced before the effective date in accordance with previous GAAP unless the lease is modified, except that lessees are required to recognize a right-of-use asset and a lease liability for all operating leases based on the present value of the remaining minimum rental payments that were tracked and disclosed under previous GAAP. The updated guidance will be effective for the Company for fiscal years beginning after December 15, 2021, to the extent the Company remains an emerging growth company, as defined in the JOBS Act. While the Company expects adoption of this new standard to materially increase reported assets and liabilities, the Company is currently in the process of evaluating the impact of this new guidance on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which amends guidance on reporting credit losses for assets held at amortized cost basis and available-for-sale debt securities from an incurred loss methodology to an expected loss methodology. For assets held at amortized cost basis, the guidance eliminates the probable initial recognition threshold and instead requires an entity to reflect its current estimate of all expected credit losses. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the assets to present the net amount expected to be collected. For available-for-sale debt securities, credit losses are recorded through an allowance for credit losses, rather than a write-down, limited to the amount by which fair value is below amortized cost. Additional disclosures about significant estimates and credit quality are also required. This ASU has subsequently been amended by ASUs 2018-19, 2019-04, 2019-05, 2019-10, and 2019-11. The amendments are effective for the Company fiscal years beginning after December 15, 2022, to the extent the Company remains an emerging growth company, as defined in the JOBS Act. The Company is currently in the process of evaluating the impact of this new guidance on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, which aligns the requirements for capitalizing implementation costs incurred in a cloud computing arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use-software. The updated guidance will be effective for the Company for fiscal years beginning after December 15, 2020 and interim periods within fiscal years beginning after December 15, 2021, to the extent the Company remains an emerging growth company, as defined in the JOBS Act. This ASU will be effective for the Company for the annual reporting period beginning January 1, 2021. The Company is currently in the process of evaluating the impact of this new guidance on its consolidated financial statements, however, it does not expect the adoption of this standard to have a material impact on the consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. Key changes outlined within the new standard include hybrid tax regimes, intra-period tax allocation exception and interim-period accounting for enacted changes in tax law. Early adoption is permitted, including adoption in any interim period or annual reports for which financial statements have not yet been made available for issuance. The updated guidance will be effective for the Company for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022, to the extent the Company remains an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012. This ASU will be effective for the Company for the annual reporting period beginning January 1, 2022. The Company is currently in the process of evaluating the impact of this new guidance on its consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt —Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. The updated guidance will be effective for the Company for fiscal years and interim periods within fiscal years beginning after December 15, 2023, to the extent the Company remains an emerging growth company, as defined in the JOBS Act. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is currently in the process of evaluating the impact of this new guidance on its consolidated financial statements.